Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	rsit_SupplementTextBlock

RS INVESTMENT TRUST

Supplement to the Prospectus (Class A, C, K, Y shares),

dated May 1, 2015

RS Mid Cap Growth Fund

Effective May 1, 2015, RS Investments has contractually agreed through April 30, 2016, to limit the expenses of Class Y shares of RS Mid Cap Growth Fund. The Fund’s annual fund operating expenses table and the tables showing example costs of investing in the Fund (beginning on page 38 of the Prospectus) are amended and restated in their entirety as follows:

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A	Class C	Class K	Class Y

Management Fees	0.85%	0.85%	0.85%	0.85%

Distribution (12b-1) Fees	0.25%	1.00%	0.65%	N/A

Other Expenses	0.28%	0.37%	0.35%	0.26%

Total Annual Fund Operating Expenses[3]	1.38%	2.22%	1.85%	1.11%

Fee Waiver/Expenses Reimbursement[3]	-0.18%	-0.11%	-0.05%	-0.16%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.20%	2.11%	1.80%	0.95%

1	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to pay or reimburse the Fund’s expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses), to the extent necessary to limit Total Annual Fund Operating Expenses to 1.20% for Class A shares, 2.11% for Class C shares, 1.80% for Class K shares, and 0.95% for Class Y shares. This expense limitation will continue through April 30, 2016 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Assuming Redemption at End of Period

	Class A	Class C	Class K	Class Y
1 Year	$591	$314	$183	$97
3 Years	$874	$684	$577	$337
5 Years	$1,178	$1,180	$996	$596
10 Years	$2,039	$2,546	$2,165	$1,337

Assuming No Redemption

	Class A	Class C	Class K	Class Y
1 Year	$591	$214	$183	$97
3 Years	$874	$684	$577	$337
5 Years	$1,178	$1,180	$996	$596
10 Years	$2,039	$2,546	$2,165	$1,337

RS Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rsit_SupplementTextBlock

RS INVESTMENT TRUST

Supplement to the Prospectus (Class A, C, K, Y shares),

dated May 1, 2015

RS Mid Cap Growth Fund

Effective May 1, 2015, RS Investments has contractually agreed through April 30, 2016, to limit the expenses of Class Y shares of RS Mid Cap Growth Fund. The Fund’s annual fund operating expenses table and the tables showing example costs of investing in the Fund (beginning on page 38 of the Prospectus) are amended and restated in their entirety as follows:

Annual Fund Operating Expenses

(EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A	Class C	Class K	Class Y

Management Fees	0.85%	0.85%	0.85%	0.85%

Distribution (12b-1) Fees	0.25%	1.00%	0.65%	N/A

Other Expenses	0.28%	0.37%	0.35%	0.26%

Total Annual Fund Operating Expenses[3]	1.38%	2.22%	1.85%	1.11%

Fee Waiver/Expenses Reimbursement[3]	-0.18%	-0.11%	-0.05%	-0.16%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.20%	2.11%	1.80%	0.95%

1	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Deferred sales load applies for shares sold within one year of purchase.
3	RS Investments has contractually agreed to pay or reimburse the Fund’s expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses), to the extent necessary to limit Total Annual Fund Operating Expenses to 1.20% for Class A shares, 2.11% for Class C shares, 1.80% for Class K shares, and 0.95% for Class Y shares. This expense limitation will continue through April 30, 2016 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Assuming Redemption at End of Period

	Class A	Class C	Class K	Class Y
1 Year	$591	$314	$183	$97
3 Years	$874	$684	$577	$337
5 Years	$1,178	$1,180	$996	$596
10 Years	$2,039	$2,546	$2,165	$1,337

Assuming No Redemption

	Class A	Class C	Class K	Class Y
1 Year	$591	$214	$183	$97
3 Years	$874	$684	$577	$337
5 Years	$1,178	$1,180	$996	$596
10 Years	$2,039	$2,546	$2,165	$1,337

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

		Deferred sales load applies for shares sold within one year of purchase.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
RS Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[1]
Fee Waiver/Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
1 Year	rr_ExpenseExampleYear01	591
3 Years	rr_ExpenseExampleYear03	874
5 Years	rr_ExpenseExampleYear05	1,178
10 Years	rr_ExpenseExampleYear10	2,039
1 Year	rr_ExpenseExampleNoRedemptionYear01	591
3 Years	rr_ExpenseExampleNoRedemptionYear03	874
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,178
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,039
RS Mid Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%	[1]
Fee Waiver/Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.11%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	314
3 Years	rr_ExpenseExampleYear03	684
5 Years	rr_ExpenseExampleYear05	1,180
10 Years	rr_ExpenseExampleYear10	2,546
1 Year	rr_ExpenseExampleNoRedemptionYear01	214
3 Years	rr_ExpenseExampleNoRedemptionYear03	684
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,546
RS Mid Cap Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[1]
Fee Waiver/Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.80%	[1]
1 Year	rr_ExpenseExampleYear01	183
3 Years	rr_ExpenseExampleYear03	577
5 Years	rr_ExpenseExampleYear05	996
10 Years	rr_ExpenseExampleYear10	2,165
1 Year	rr_ExpenseExampleNoRedemptionYear01	183
3 Years	rr_ExpenseExampleNoRedemptionYear03	577
5 Years	rr_ExpenseExampleNoRedemptionYear05	996
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,165
RS Mid Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[1]
Fee Waiver/Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	596
10 Years	rr_ExpenseExampleYear10	1,337
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	337
5 Years	rr_ExpenseExampleNoRedemptionYear05	596
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,337

[1]	RS Investments has contractually agreed to pay or reimburse the Fund’s expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses), to the extent necessary to limit Total Annual Fund Operating Expenses to 1.20% for Class A shares, 2.11% for Class C shares, 1.80% for Class K shares, and 0.95% for Class Y shares. This expense limitation will continue through April 30, 2016 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.